Subsequent Events - Additional Information (Detail)	1 Months Ended		9 Months Ended		0 Months Ended		1 Months Ended
	Sep. 18, 2013	Mar. 16, 2012	Sep. 30, 2013	Sep. 18, 2013 Performance Shares	Jul. 11, 2013 Subsequent Event	Jul. 11, 2013 Subsequent Event Performance Shares	Nov. 12, 2013 Subsequent Event Employee Stock Option [Member]
Subsequent Event [Line Items]
Stock options granted		200,000					0
Stock options granted, Authorized							1,375,000
Percentage of economic interest					70.79%
Minimum percentage of voting interest					80.00%
Lock up period for share acquisition	1 year				1 year
Shares of common stock to be received				2,166,667		2,166,667